Note 10 - Stockholders' Equity-10Q (Tables)	9 Months Ended
Sep. 30, 2024
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Dividends Earned for the period Ended September 30, 2024	Liquidation Preference
(In thousands)	Nine Months Ended	September 30, 2024	December 31, 2023
Series C	$2,627	$18,833	$16,205
Series D	1,637	18,474	-
Series E	8	3,005	-
Total	$4,272	$40,312	$16,205